Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Net Valuation of Derivatives
The following table summarizes the Company’s assets (liabilities) that are subject to fair value measurement on a recurring basis as of December 31, 2016 and December 31, 2015 (in thousands):

	Fair Value Measurements Using
Instrument	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Commodity Derivatives:
At December 31, 2016	$—	$(4,750)	$—
At December 31, 2015	$—	$1,508	$—

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The following table summarizes the fair value of the 2017 Notes, 2021 Notes and 2021 PIK Notes as of December 31, 2016 and 2015, respectively (in thousands).

	Fair Value at 12/31/16	Face Value at 12/31/16	Carrying value at 12/31/16	Fair Value at 12/31/15	Face Value at 12/31/15	Carrying value at 12/31/15
2017 Notes	$21,970	$22,650	$22,568	$238,000	$350,000	$347,008
2021 Notes	12,192	14,177	15,228	—	—	—
2021 PIK Notes	177,732	243,468	248,600	—	—	—
	$211,894	$280,295	$286,396	$238,000	$350,000	$347,008